Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturities of Lease Liabilities [Abstract]
2024	$ 926
2026	831
2027	776
2028	765
2029	325
Thereafter
Total undiscounted lease payments	3,623
Less – imputed interests	(542)
Present value of lease liabilities	$ 3,081	$ 3,159